RESERVES - NARRATIVE (Details) - CNY (¥) ¥ / shares in Units, ¥ in Millions					12 Months Ended
	Oct. 23, 2020	May 19, 2020	Sep. 17, 2019	May 09, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stated rate of net income transferred to statutory surplus reserve					10.00%
Amount of retained earnings available for distribution					¥ 115,849	¥ 130,645
Final dividend per share in respect of the year proposed					¥ 0.13
Final dividend per share in respect of the year approved		¥ 0.19		¥ 0.26
Final dividend in respect of the year proposed					¥ 15,739
Final dividend in respect of the year approved		¥ 23,004		¥ 31,479	¥ 23,004	¥ 31,479	¥ 48,428
Interim dividend per share for the year					¥ 0.07	¥ 0.12
Interim dividend	¥ 8,475		¥ 14,529		¥ 8,475	¥ 14,529	19,371
Statutory surplus reserve
Stated rate of net income transferred to statutory surplus reserve					10.00%
Appropriation					¥ 1,857	3,745	3,996
Minimum
Stated rate of reserve to registered capital					25.00%
Maximum
Stated rate of reserve to registered capital					50.00%
The Company | Statutory surplus reserve
Appropriation					¥ 1,857	¥ 3,745	¥ 3,996